Share-based Compensation	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Share-based Compensation
(19)	Share-based Compensation

2012 Option

a.	2012 Options G

On March 12, 2012, the Company granted options ("2012 Options G") to its directors and employees to purchase up to 92,845,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a five-year service period from 2012 to 2016. The expiration date of the 2012 Options is March 12, 2022. The 2012 Options G had an exercise price of US$0.30 (RMB1.90) and an intrinsic value of US$0.04 (RMB0.26) per ordinary share, except for the 3,200,000 options granted to the two independent directors which had an exercise price of US$0.31 (RMB1.98) and an intrinsic value of US$0.03(RMB0.17) per ordinary share. The exercise price for Option G was later modified to US$0.001 (RMB0.006) and the number of shares are reduced by half with no incremental cost as a result of such option modification. The fair value of the options was determined by using the Black-Scholes option pricing model.

For the years ended December 31, 2014, 2015 and 2016, share-based compensation expenses of RMB22,200, RMB12,940 and RMB4,367 were recognized in connection with the 2012 Options G, respectively. During the year ended December 31, 2016, 2,068,000 shares of 2012 Options G had been exercised. During the years ended December 31, 2014, 2015 and 2016, 932,305, 114,250 and 10 shares of 2012 Options G, respectively, were forfeited due to employee resignations. No share-based compensation expense related to the forfeited options was recognized.

b.	2012 Options H

On March 12, 2012, the Company granted options ("2012 Options H") to its entrepreneurial agents and captains (non-employees) to purchase 3,800,000 ordinary shares of the Company, of which 3,000,000 and 800,000 options were granted to agents and captains respectively. Pursuant to the option agreements entered into between the Company and the option grantees, 40% ("Option H1"), 40% ("Option H2") and 20% ("Option H3") of the 3,000,000 award options granted to agents shall vest in May 31, 2014, 2015 and 2016 of each year respectively; and 40% ("Option H4"), 40% ("Option H5") and 20% ("Option H6") of the 800,000 award options granted to captains shall vest in May 31, 2013, 2014 and 2015 of each year respectively. The expiration date of the 2012 Options H is March 12, 2022. The 2012 Options H had an exercise price of US$0.30 (RMB1.90), which was later modified to US$0.001 (RMB0.006) and an intrinsic value of US$0.04 (RMB0.26) per ordinary share as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model and revaluated every balance sheet date until the options was vested.

For the years ended December 31, 2014, 2015 and 2016, share-based compensation expenses of RMB1,289, RMB1,213 and RMB570 were recognized in connection with the 2012 Options H, respectively. During the year ended December 31, 2016, nil of 2012 Options H had been exercised. During the years ended December 31, 2013, 2014 and 2015, 898,740, 284,978 and 147,984 shares of 2012 Options H, respectively, were forfeited due to termination of agency contracts. No share-based compensation expense related to the forfeited options was recognized.

Prior to our 2012 Option, the company granted options its employees under 2009 Options and 2008 Options. The Options shall vest over a four-year period subject to the continuous employment of the option grantees and their key performance indicators ("KPI") results for the year 2009. The expiration date of the Options is March 31, 2015, which was later modified to December 31, 2017 with an incremental compensation cost of RMB6,700 charged for the period in which the modification occurred in December 2013.During the year ended December 31, 2016, 349,000 shares and 180,400 shares had been exercised for 2009 and 2008 Options respectively. No share-based compensation expense was recognized for the years ended December 31, 2014, 2015 and 2016.

For each of the three years ended December 31, 2014, 2015 and 2016, changes in the status of total outstanding options under 2012 Options, 2009 Options and 2008 Options, were as follows:

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2014	131,729,497	1.92	15,436
Exercised	(1,704,380)	2.09
Forfeited	(2,113,656)	1.92
Modification of the 2012 Options	(45,663,861)	1.90
Outstanding as of December 31, 2014	82,247,600	1.93	10,177
Exercised	(6,754,720)	1.92
Forfeited	(429,328)	1.93
Outstanding as of December 31, 2015	75,063,552	1.93	70,931
Exercised	(2,597,400)	1.95
Forfeited	(147,994)	1.90
Outstanding as of December 31, 2016	72,318,158	1.93	68,055
Exercisable as of December 31, 2016	72,318,158	1.93	68,055

As of December 31, 2016, all of the above options were fully vested.

The following table summarizes information about the Company’s share option plans for the years ended December 31, 2014, 2015 and 2016:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	—	—	—
Total intrinsic value of options exercised	837	17,399	6,406
Total fair value of share options vested	44,912	38,178	13,631

The following table summarizes information about the Company’s stock option plans as of December 31, 2016, excluding the InsCom options:

	Options outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price in RMB	Options Exercisable
2012 Options G	37,770,812	5.25	0.006	37,770,812
2012 Options H	875,326	5.25	0.006	875,326
2009 Options	6,226,480	1.00	2.30	6,226,480
2008 Options	27,445,540	1.00	1.90	27,445,540
Total	72,318,158			72,318,158

InsCom Options

During the years ended December 31, 2012, 2013 and 2014, InsCom Holdings Limited ("InsCom"), a private subsidiary of the Group, issued three batches of the options to its entrepreneurial agents and the Group's employees ("Options"). There is no intrinsic value of the options as of the date of grant. As of the grant date of these options, the fair values of these Options were estimated to be of nominal values. The share-based compensation expenses related to the above Options was RMB109, nil and nil during the years ended December 31, 2014, 2015 and 2016, respectively. During the year ended December 31, 2016, all of the InsCom Options had been exercised when the Company purchased the remaining interest from the minority interest of InsCom. Details of the acquisition is described in Note 3.